Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Storm Recovery Property Servicing Agreement, dated as of August 18, 2010 (the “Servicing Agreement”), between ENTERGY ARKANSAS, INC., as servicer and ENTERGY ARKANSAS RESTORATION FUNDING, LLC, the Servicer does hereby certify, for the May 1, 2019 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

1.	Allocation of SRC Remittances as of Current Payment Date allocable to principal and interest:

a)	Principal

i.	Tranche A	$7,112,831.09

b)	Interest

i.	Tranche A	$249,462.72

2.
Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a) above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):

a)	Principal Balance Outstanding (as of the date of this certification):

i.	Tranche A
$21,692,410.17

b)	Principal Balance to be Outstanding (following payment on Current Payment Date):

i.	Tranche A
$14,579,579.08

c)	Difference between (b) above and Outstanding Amount specified in Expected Amortization Schedule:

i.	Tranche A
$0.00

3.	All other transfers to be made on the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:

a)	Operating Expenses

i.	Trustee Fees and Expenses: (subject to $1,000,000 cap on Indemnity Amounts per Section 8.02(e)(1))	The Bank of New York Mellon Wire Instructions: The Bank of New York Mellon ABA Number: 021000018 Account Number: 8901245259 Ref. Invoice Number:	$0.00
ii.	Servicing Fee:	Entergy Arkansas, LLC Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: EAL- General Fund Account Number: 0812276557	$72,500.00
iii.	Administration Fee:	Entergy Arkansas, LLC Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: EAL- General Fund Account Number: 0812276557	$50,000.00
iv.	Other Operating Expenses: Independent Manager’s Fees	Wilmington Trust SP Services, Inc. Wire Instructions: Wilmington Trust SP Services, Inc. Bank Name: M&T Bank ABA Number: 031100092 Account Number: 2460-3504 Invoice Number:	$0.00
v.	Total:		122,500.00

b)	Other Payments

vi.    Operating expenses (payable pursuant to Section 8.02(e)(4)):

Deloitte & Touche LLP	Deloitte & Touche LLP Wire Instructions: Bank Name: Bank of America ABA Number: 026009593 Account Name: Deloitte & Touche LLP Account Number: 385015866213 Invoice #:	$—
Stradley & Ronon	Stradley & Ronon Wire Instructions: Citizens Bank of PA ABA Number: 036076150 For Credit to Stradley Ronon Stevens & Young Account Number: 620096-961-6 Invoice #:	$—
Williams & Anderson PLC	Williams & Anderson PLC Wire Instructions: Bank Name: Centennial Bank, Little Rock Bank Account Name: Williams & Anderson, PLC Bank Routing #: 082902757 Bank Account #: 501346602 Client/Matter No.: 7207-13932	$2,500.00
Richards Layton & Finger	Richards Layton & Finger M&T Bank Rodney Square North Wilmington, Delaware 19890 ABA #: 022000046 Account #: 2264-1174 Ref: Invoice No.:	$—
Standard & Poor’s Ratings Services	Standard & Poor’s Ratings Services Bank of America San Francisco, CA Standard & Poor’s ABA #: 0260-0959-3 Account #: 12334-02500 Ref: Invoice No.:	$—
Fitch Ratings	Fitch Ratings Inc. JP Morgan Chase New York, NY ABA#: 021-0000-21 Account #: 530-5011-63 Ref: Invoice No.:	$—

vii.	Funding of Capital Subaccount (to required amount):
viii.
Interest Earnings on Capital Subaccount to Entergy Arkansas $5,887.78
Restoration Funding as of 4/22/2019*:
 Wire Instructions:
Capital One, NA
New Orleans, LA
ABA Number: 065000090
Account Name: EAL - General Fund
Account Number: 0812276557

ix.	Operating Expenses and Indemnity Amounts over $1,000,000 (payable pursuant to Section 8.02(e)(8)): $0.00
x.	Withdrawal from Excess Funds Subaccount**: $481,188.31
xi.	Total: $612,076.09

*Interest is posted monthly on the second business day of the following month.
**This amount assumes that estimated remittances of $0.00 covering the period of April 23, 2019 - April 30, 2019 will be deposited into the General Subaccount. The amount that is withdrawn from the Excess Funds Subaccount may be more/less if remittances to the General Subaccount are higher/lower than such estimated amount.

4.	Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:

a)	Capital Subaccount

i.	Total: $620,600.00

b)	Excess Funds Subaccount

i.	Total: $1,583,428.75

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 24th day of April, 2019.
ENTERGY ARKANSAS, LLC,
as Servicer

By:    By/s/ Steven C. McNeal
Name: Steven McNeal
Title: Treasurer and Vice President